Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Provision for income tax	$ 1	$ 1	$ 1
Income tax rate	1.00%	1.00%
Federal statutory rate	35.00%
Interest and penalties, net expenses (benefits)	$ 1	$ (1)	$ (1)
Accrual of interest and penalties	$ 1
Minimum [Member]
Income Taxes [Line Items]
Open Tax Year	2011
Maximum [Member]
Income Taxes [Line Items]
Open Tax Year	2014
MarkWest Hydrocarbon [Member] | Federal [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 56
MarkWest Hydrocarbon [Member] | Federal [Member] | Minimum [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards, Expiration Period	2033
MarkWest Hydrocarbon [Member] | Federal [Member] | Maximum [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards, Expiration Period	2035
MarkWest Hydrocarbon [Member] | State [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 4
MarkWest Hydrocarbon [Member] | State [Member] | Minimum [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards, Expiration Period	2017
MarkWest Hydrocarbon [Member] | State [Member] | Maximum [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards, Expiration Period	2035